Financial Instrument Risk - Summary of the Maturity Profile of The Group's Financial Liabilities based on Contractual Undiscounted Payments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables, Carrying amount	$ 8,850	$ 7,555
Notes debt, Carrying amount	61,456	62,784
Promissory note, Carrying amount	38,095
Cantor Loan, Carrying amount	7,066
Series X, Carrying amount	21,183
Accrued expenses and other liabilities, Carrying amount	19,197	462
Lease liabilities, Carrying amount	2,799	1,398	$ 0
Total, Carrying amount	158,646	72,199
Trade and other payables	8,850	7,555
Notes debt	65,073	72,160
Promissory note	41,896
Cantor Loan	7,558
Series X	21,427
Accrued expenses and other liabilities	19,197	462
Lease liabilities	2,944	1,485
Total	166,945	81,662
Less than 3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	5,193	606
Notes debt	65,073
Promissory note	41,896
Cantor Loan	7,558
Series X	21,427
Accrued expenses and other liabilities	18,269	426
Lease liabilities	305	103
Total	159,721	1,135
3 to 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	1,458	2,252
Notes debt		55,607
Accrued expenses and other liabilities	576
Lease liabilities	661	293
Total	2,695	58,152
1 to 2 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	2,200	1,244
Notes debt		16,553
Accrued expenses and other liabilities	65
Lease liabilities	1,593	224
Total	3,858	18,021
More than 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables		3,453
Accrued expenses and other liabilities	287	36
Lease liabilities	384	864
Total	$ 671	$ 4,353